PENSIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Schedule of net liabilities and net assets recognized and movements in the net defined benefit pension liabilities/(assets)
The net liabilities and net assets recognized in the statement of financial position relating to defined benefit pension plans were as follows:

In millions	December 31, 2025	December 31, 2024
Present value of funded obligations	$178.2	$171.0
Fair value of plan assets	(165.1)	(153.2)
Effect of asset ceiling	—	0.5
Net defined benefit obligations	$13.1	$18.3
Thereof: Net liabilities of underfunded plans	$33.9	$30.0
Thereof: Net assets of overfunded plans	(20.8)	(11.7)
The movements in the net defined benefit pension liabilities/(assets) for the year ended December 31, 2025 were as follows:

In millions	Present value of defined benefit obligation	Fair value of plan assets	Net defined benefit liability/(asset)
At January 1, 2025	$171.0	$(152.7)	$18.3
Current service cost	3.5	—	3.5
Past service cost and (gain) on settlements	(0.5)	—	(0.5)
Administration cost paid from plan assets	(0.2)	0.4	0.2
Interest expense/(income)	8.2	(7.9)	0.3
Cost recognized in the consolidated statement of income and loss	11.0	(7.5)	3.5

Remeasurements:
Return on plan assets, excluding amounts included in interest expenses/(income)	—	(7.6)	(7.6)
Loss from change in demographic assumptions	0.2	—	0.2
Loss from change in financial assumptions	1.2	—	1.2
Experience gains	(1.1)	—	(1.1)
Change in the effect of the asset ceiling	—	(0.5)	(0.5)
Remeasurements effects recognized in OCI	0.2	(8.1)	(7.8)

Contributions:
Employers	(1.2)	(1.9)	(3.1)
Employees	0.3	(0.4)	(0.1)
Benefits paid from plan assets	(9.3)	8.2	(1.2)

Exchange rate differences	6.1	(2.8)	3.3
At December 31, 2025	$178.2	$(165.1)	$13.1
The movements in the net defined benefit pension liabilities/(assets) for the year ended December 31, 2024 were as follows:

In millions	Present value of defined benefit obligation	Fair value of plan assets	Net defined benefit liability/(asset)
At January 1, 2024	$181.2	$(157.3)	$23.9
Current service cost	3.1	—	3.1
Past service cost and gains and losses on settlements	(0.5)	—	(0.5)
Administration cost paid from plan assets	(0.3)	0.4	0.1
Interest expense/(income)	7.7	(7.2)	0.5
Cost recognized in the consolidated statement of income and loss	10.1	(6.8)	3.3

Remeasurements:
Return on plan assets, excluding amounts included in interest expenses/(income)	—	3.6	3.6
Gain from change in demographic assumptions	(0.3)	—	(0.3)
Loss from change in financial assumptions	(6.8)	—	(6.8)
Experience losses	1.1	—	1.1
Change in the effect of the asset ceiling	—	0.5	0.5
Remeasurements effects recognized in OCI	(6.0)	4.1	(1.9)

Contributions:
Employers	(0.1)	(2.4)	(2.4)
Employees	0.4	(0.4)	—
Benefits paid from plan assets	(10.0)	8.3	(1.7)

Exchange rate differences	(4.5)	1.7	(2.8)
At December 31, 2024	$171.0	$(152.7)	$18.3
The movements in the net defined benefit pension liabilities/(assets) for the year ended December 31, 2023 were as follows:

In millions	Present value of defined benefit obligation	Fair value of plan assets	Net defined benefit liability/(asset)
At January 1, 2023	$168.4	$(136.6)	$31.8
Current service cost	3.0	—	3.0
Past service cost and gains and losses on settlements	(0.2)	—	(0.2)
Administration cost paid from plan assets	(0.3)	0.3	—
Interest expense/(income)	7.8	(6.9)	0.9
Cost recognized in the consolidated statement of income and loss	10.3	(6.6)	3.6

Remeasurements:
Return on plan assets, excluding amounts included in interest expenses/(income)	—	(11.3)	(11.3)
Gain from change in demographic assumptions	(0.2)	—	(0.2)
Loss from change in financial assumptions	5.1	—	5.1
Experience losses/(gains)	3.9	(1.1)	2.8
Remeasurements effects recognized in OCI	8.8	(12.4)	(3.6)

Contributions:
Employers	(0.3)	(6.1)	(6.4)
Employees	0.4	(0.4)	—
Benefits paid from plan assets	(10.0)	7.5	(2.5)

Other changes	2.0	(0.8)	1.2

Exchange rate differences	1.7	(1.9)	(0.2)
At December 31, 2023	$181.2	$(157.3)	$23.9

Schedule of Principal actuarial assumptions and sensitivity analysis

	December 31, 2025
%	USA	UK	France	Switzerland	Austria	Japan
Discount rate	5.30	5.10	3.70	1.25	4.03	2.70
Inflation	2.25	2.50 / 3.00	2.00	1.00	2.75	0.00
Future salary increases	2.50	2.50	3.50	1.00	2.75	2.00
Future pension increases	0.00	2.10	2.00	0.00	0.00	0.00

	December 31, 2024
%	USA	UK	France	Switzerland	Austria	Japan
Discount rate	5.55	5.30	3.30	0.90	3.43	1.70
Inflation	2.25	2.70 / 3.30	3.30	1.00	3.25	0.00
Future salary increases	2.50	2.70	3.20	1.00	3.25	2.00
Future pension increases	0.00	2.20	2.00	0.00	0.00	0.00

	December 31, 2023
%	USA	UK	France	Switzerland	Austria	Japan
Discount rate	5.35	4.40	3.15	1.50	4.05	1.30
Inflation	2.50	2.60 / 3.20	3.15	1.00	4.36	0.00
Future salary increases	2.50	2.60	3.00	1.00	4.36	2.00
Future pension increases	0.00	2.20	2.10	0.00	0.00	0.00

		Impact on defined benefit obligation
In millions	Change in assumption	2025	2024	2023
Discount rate	0.25% decrease	$4.5	$4.4	$4.8
Inflation rate	0.25% increase	0.8	0.8	1.1
Mortality rate	1 year increase in life expectancy	4.0	3.8	4.0

Schedule of major categories of plan assets
The major categories of plan assets are listed below:

In millions	December 31, 2025	December 31, 2024
Corporate bonds	$74.5	$66.0
US equities	29.3	30.0
Government bonds	32.7	29.8
Other equities	22.1	22.3
Other including cash	6.5	5.1
Total	$165.1	$153.2